INTANGIBLE ASSETS - Amortization expense (Details) - Amortization - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 193	¥ 187	¥ 240
Annual estimated amortization expense for intangible assets subject to amortization
2025	184
2026	78
2027	74
2028	52
2029	43
Total	¥ 431